Capital Structure (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2010	Dec. 19, 2014	Sep. 29, 2014	Jun. 24, 2014
Schedule of Capital Structure Common Stock [Line Items]
Net proceeds from issuance of common stock	$ 3,204	$ 0	$ 10,000
Schedule of Warrants [Line Items]
Potential common stock shares to be purchase upon warrants exercise (in shares)	75,927	75,927
Schedule of Preferred Stock Shares [Abstract]
Preferred stock shares issued (in shares)	0	0
Schedule of Dividiends [Abstract]
Common stock dividends declared (in dollars per share)	$ 0	$ 0	$ 0
Public Offering of Common Shares [Member]
Schedule of Warrants [Line Items]
Warrant exercise price (in dollars per share)				$ 19.80
Warrants grant date				Feb. 03, 2010
Number of warrants granted				1,041,667
Warrants over-allotment exercise grant date				March 19, 2010
Number of warrants granted due to over-allotment exercise				97,250
Fair value of warrants				1,053
Warrants to post-split common stock conversion ratio				1:15
Warrants Start Exercise Date				August 3, 2010
Warrants expiration date				Jan. 28, 2015
Sale of Common Stock to Entities Affliated with the Restis Family [Member]
Schedule of Capital Structure Common Stock [Line Items]
Issuance of common stock (in shares)					4,440,000	1,600,000	1,890,000
Net proceeds from issuance of common stock					$ 1,110	$ 960	$ 1,134